Bank Loans - current portion	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Bank Loans - current portion
10.	Bank Loans – current portion

Bank loan debt as of December 31, 2013 and 2012 consists of the following:

	(In thousands of U.S. Dollars)
	December 31, 2013			December 31, 2012
Lender	Current Portion	Long- term portion	Total	Current portion	Long- Term portion	Total
Deutsche Bank Nederland	$—	$—	$—	$14,741	$—	$14,741
Deutsche Bank Nederland	$—	$—	$—	$14,741	$—	$14,741
Credit Suisse (a)	$8,170	$—	$8,170	$8,170	$—	$8,170
Credit Suisse (b)	$8,170	$—	$8,170	$8,170	$—	$8,170
Credit Suisse (c)	$20,110	$—	$20,110	$20,110	$—	$20,110
National Bank of Greece (d)	$23,237	$—	$23,237	$23,237	$—	$23,237
Total	$59,687	$—	$59,687	$89,169	$—	$89,169

The remaining repayment terms of the loans outstanding as of December 31, 2013 are as follows:

Lender	Vessel	Remaining Repayment Terms

(a) Credit Suisse	M/V Free Hero	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
b) Credit Suisse	M/V Free Goddess	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
(c) Credit Suisse	M/V Free Jupiter	Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.

(d) National Bank of Greece	M/V Free Impala M/V Free Neptune	Eleven quarterly installments of $837.5 and a balloon payment of $14,025, payable together with the last installment due on December 16, 2016.

The vessels indicated in the above table are pledged as collateral for the respective loans.

All the Company’s credit facilities bear interest at LIBOR plus a margin, ranging from 1.00% to 4%, and are secured by mortgages on the financed vessels and assignments of vessels’ earnings and insurance coverage proceeds. They also include affirmative and negative financial covenants of the borrowers, including maintenance of operating accounts, minimum cash deposits, average cash balances to be maintained with the lending banks and minimum ratios for the fair values of the collateral vessels compared to the outstanding loan balances. Each borrower is restricted under its respective loan agreement from incurring additional indebtedness, changing the vessels’ flag without the lender’s consent or distributing earnings.

The weighted average interest rate for the year ended December 31, 2013 and 2012 was 2.3% and 2.7%, respectively. Interest expense incurred under the above loan agreements amounted to $1,946, $ 2,415 and $3,173 (net of capitalized interest $282) for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in “Interest and Finance Costs” in the accompanying consolidated statements of operations.

Deutsche Bank Facility

On September 7, 2012, the Company and certain of its subsidiaries entered into an amended and restated facility agreement with Deutsche Bank. As amended and restated, the facility agreement:

•	Defers and reduces the balloon payment of $16,009 due on Facility B from November 2012 to December 2015;
•
Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013;

•	Suspends principal repayments from June 1, 2013 through June 30, 2014 on each of Facility A and Facility B;
•	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750;
•	Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014;
•
Bears interest at the rate of LIBOR plus 1% through March 31, 2014 and LIBOR plus 3.25% from April 1, 2014 through maturity, which were reduced from LIBOR plus 2.25% for Facility A and LIBOR plus 4.25% for Facility B;

•
Establishes certain financial covenants, including an interest coverage ratio that must be complied with starting January 1, 2013, a consolidated leverage ratio that must be complied with starting January 1, 2014, and a minimum liquidity ratio that must be complied with starting July 1, 2014;

•	Removes permanently the loan to value ratio;
•
Requires the amount of any “Excess Cash,” as determined in accordance with the amended and restated facility agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance; and

•
Removes the success fee originally due under the previous agreement and provides for an amendment and restructuring fee of $1,480 payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full.

The Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank along with accrued interest due in January, February, March and April 2013. Also, in May 2013, the Company did not pay the monthly repayments of $11.5 for each of Facility A and Facility B with Deutsche Bank, totaling $23 along with accrued interest due. As well, the Company did not pay the interest due in June 2013.

On July 5, 2013, the Company entered into a Debt Purchase and Settlement Agreement (the “Settlement Agreement”) with Deutsche Bank, Hanover and the Company’s wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. Pursuant to the terms of the Settlement Agreement, Hanover has agreed to purchase $10,500 of outstanding indebtedness owed by the Company to Deutsche Bank, out of a total outstanding amount owed of $29,958, subject to the satisfaction of a number of conditions set forth in the Settlement Agreement. Upon payment in full of the $10,500 purchase price for such purchased indebtedness by Hanover to Deutsche Bank in accordance with the terms and conditions of the Settlement Agreement, the remaining outstanding indebtedness of the Company and its subsidiaries to Deutsche Bank shall be forgiven, and the mortgages of two security vessels will be discharged.

The Settlement Agreement would not have become effective until Hanover deposited in escrow an amount of $2,500 plus all reasonably incurred legal fees and expenses and the parties enter into an escrow agreement (the “Settlement Conditions”). If the Settlement Conditions were not met by August 2, 2013 (20 trading days after execution of the Settlement Agreement), the Settlement Agreement would automatically be dissolved without any further action of the parties. In addition, the Settlement Agreement would have automatically terminated upon the occurrence of certain events set forth in the Settlement Agreement. In addition, Deutsche Bank had the right to terminate the Settlement Agreement upon the failure of Hanover to make certain installment payments of the purchase price for the purchased debt within certain time frames set forth in the Settlement Agreement.

On August 2, 2013, the Company entered into an Addendum to Debt Purchase and Settlement Agreement (the “Addendum”) with Deutsche Bank, Hanover and the Company’s wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. As previously reported, the Settlement Agreement was not to become effective until Hanover deposits in escrow an amount of $2,500 plus all reasonably incurred legal fees and expenses and the parties enter into an escrow agreement (the “Settlement Conditions”). On August 2, 2013, the Settlement Conditions were fulfilled and the Settlement Agreement became effective. The Addendum extended the date upon which the parties had to achieve one of the conditions to fulfilling the terms of the Settlement Agreement.

On September 25, 2013, the Company entered into an Assignment and Amendment Agreement (the “Amendment”) with Deutsche Bank, Hanover, Crede and the Company’s wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. Pursuant to the Amendment, Hanover assigned all of its rights and obligations under the Settlement Agreement and the Escrow Agreement to Crede on the terms set forth therein. Crede agreed to pay Hanover $3,624 in the aggregate, $2,624 of which represented the amount deposited in escrow by Hanover and fees and other expenses incurred by Hanover. In addition, the Escrow Agreement was amended to provide that Crede would deposit an additional $8,003 into escrow, following which the entire aggregate amount being held in escrow pursuant to the Escrow Agreement was $10,542 which represents the entire purchase price of the purchased indebtedness plus fees and expenses incurred by Deutsche Bank. Such entire amount will be released from escrow to Deutsche Bank upon the receipt of the court approval described in the Settlement Agreement, and the debt forgiveness, mortgage discharge, and owning the two vessels free and clear of all liens granted to Deutsche Bank would occur concurrently with such release. In addition to the foregoing, the Company, in consideration for Hanover’s cancellation of certain covenants, issued to Hanover 400,000 shares of common stock and granted customary piggy-back registration rights for such shares, together with a demand registration right commencing 120 days after September 25, 2013.  Said registration was filed and became effective on January 28, 2014.

On September 26, 2013, Crede and the Company entered into an Exchange Agreement, in order to settle the complaint filed against the Company by Crede seeking to recover an aggregate of $10,500, representing all amounts due under the Settlement Agreement, as amended. The total number of shares of Common Stock to be issued to Crede pursuant to the Exchange Agreement will equal the quotient of (i) $11,850 divided by (ii) 78% of the volume weighted average price of the Company’s Common Stock, over the 75-consecutive trading day period immediately following the first trading day after the Court approved the Order (or such shorter trading-day period as may be determined by Crede in its sole discretion by delivery of written notice to the Company) (the “Calculation Period”), rounded up to the nearest whole share (the “Crede Settlement Shares”).  1,011,944 of the Crede Settlement Shares were issued and delivered to Crede on October 10, 2013 and 7,729,818 Crede Settlement Shares were issued and delivered to Crede between October 11, 2013 and December 27, 2013.

The Exchange Agreement further provides that if, at any time and from time to time during the Calculation Period (as defined below), the total number of Crede Settlement Shares (as defined below) previously issued to Crede is less than the total number of Crede Settlement Shares to be issued to Crede or its designee in connection with the Exchange Agreement, Crede may, in its sole discretion, deliver one or more written notices to the Company requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Crede or its designee (subject to the limitations described below), and the Company will upon such request issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Crede Settlement Shares” for purposes of the Exchange Agreement. At the end of the Calculation Period, (i) if the total number of Crede Settlement Shares required to be issued exceeds the number of Crede Settlement Shares previously issued to Crede, then the Company will issue to Crede or its designee additional shares of Common Stock equal to the difference between the total number of Crede Settlement Shares required to be issued and the number of Crede Settlement Shares previously issued to Crede, and (ii) if the total number of Crede Settlement Shares required to be issued is less than the number of Crede Settlement Shares previously issued to Crede, then Crede or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of total number of Crede Settlement Shares required to be issued and the number of Crede Settlement Shares previously issued to Crede. Crede may sell the shares of Common Stock issued to it or its designee in connection with the Exchange Agreement at any time without restriction, even during the Calculation Period.

On October 9, 2013, the Company received approval by the Supreme Court of the State of New York of the terms and conditions of the Exchange Agreement between the Company and Crede. As a result of the court approval, Crede released $10,500 to Deutsche Bank and Deutsche Bank, upon receipt of the funds, has, in accordance with the Settlement Agreement, forgiven the remaining outstanding indebtedness and overdue interest owed by the Company approximately $19,500 in total and released all collateral associated with the loan, including the lifting of the mortgages over the M/V  Free Knight  and the M/V  Free Maverick. The other $10,500 of outstanding indebtedness has been eliminated upon consummation of the transactions contemplated by the Exchange Agreement.

Credit Suisse Facility

On May 31, 2012, the Company entered into a Sixth Supplemental Agreement with Credit Suisse, which amends and restates the Facility Agreement dated December 24, 2007, as amended, between the Company and Credit Suisse. The Sixth Supplemental Agreement, among other things, modifies the Facility Agreement to:

•	Defer further principal repayments until March 31, 2014;
•	Reduce the interest rate on the facility to LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25;
•	Release restricted cash of $1,125;
•
Waive compliance through March 31, 2014 with the requirement to maintain a minimum ratio of aggregate fair market value of the financed vessels to loan balance, after which date the required minimum ratio will be 115% beginning April 1, 2014, 120% beginning October 1, 2014, and 135% beginning April 1, 2015;

•
Establish certain financial covenants, including an interest coverage ratio, which must be complied with starting January 1, 2013, a consolidated leverage ratio, which must be complied with starting January 1, 2014, and a minimum liquidity ratio, which must be complied with starting July 1, 2014; and

•
Require the amount of any “Excess Cash,” as determined in accordance with the Facility Agreement at each fiscal quarter end beginning June 30, 2012, to be applied to pay the amendment and restructuring fee described below and prepay the outstanding loan balance, depending on the Company’s compliance at the time with the vessel market value to loan ratio and the outstanding balance of the loan.

On January 31, 2013 the Company did not pay the interest due of $124 and the interest rate swap amounts of $52 and $28 due on March 5, 2013 and April 2, 2013, respectively, with the Credit Suisse facility. On April 26, 2013, the Company paid the interest of $124 due on January 31, 2013. On April 30 and July 31, 2013 the Company did not pay the interest due of $117 and $119, respectively. Also, the Company did not pay the interest rate swap amounts of $48, $25, $43 and $22 due on June 5, 2013, July 2, 2013, September 5, 2013 and October 2, 2013, respectively, with the Credit Suisse facility. In addition, on October 31, 2013, the Company did not pay the interest due of $118 with the Credit Suisse facility. Furthermore, the Company did not pay the interest rate swap amounts of $38 due on December 5, 2013 and $19 due on January 2, 2014, respectively. On February 3, 2014, the Company paid the amount of $201 to fully unwind its two interest rate swap agreements with Credit Suisse. The Company received reservation of right letters on August 9, 2013, October 4, 2013 and November 1, 2013 stating that Credit Suisse may take any actions and may exercise all of their rights and remedies referred in the security documents. The Company has entered into a term sheet with Credit Suisse to settle the outstanding payments upon a cash payment of a portion of the outstanding amount, whereby Credit Suisse would forgive the remaining balance. The closing of such transaction is contingent upon the Company raising the necessary funds. See Note 17 for more information.

An amendment and restructuring fee equal to 5% of the current outstanding indebtedness, $1,823, is due and payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facility becomes due or is repaid in full.

NBG Facility (fka FBB Facility)

In January and April 2013, the Company received notifications from FBB that the Company is in default under its loan agreements as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreements. Effective May 13, 2013, the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to NBG. The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG. In January 2014, the Company received notification from NBG that the Company has not paid the aggregate amount of $10,045 constituting repayment installments and accrued interest due in December 2013. The Company has entered into an agreement with the NBG to settle the outstanding payments upon a cash payment of a portion of the outstanding amount, whereby the NBG would forgive the remaining balance. The closing of such transaction is contingent upon the Company raising the necessary funds. See Note 17 for more information.

Loan Covenants

As of December 31, 2013, the Company was in breach of certain of its financial covenants for its loan agreement with NBG, including the loan-to-value ratio, interest cover ratio, minimum liquidity requirements and leverage ratio. As well, as of December 31, 2013 the Company was in breach of the interest coverage ratio for its loan agreement with Credit Suisse.

Thus, in accordance with guidance related to classification of obligations that are callable by the creditor, the Company has classified all of the related long-term debt amounting to $59,687 as current at December 31, 2013.

Credit Suisse Sixth Supplemental Agreement:

•	Value to loan ratio:

(a)
during the period commencing on April 1, 2014 and ending on September 30, 2014, the aggregate fair market value of the financed vessels must not be less than 115% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;

(b)
during the period commencing on October 1, 2014 and ending on March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 120% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank; and

(c)
after March 31, 2015, the aggregate fair market value of the financed vessels must not be less than 135% of the outstanding loan balance at such time plus the swap exposure minus the aggregate amount, if any, standing to the credit of the operating accounts, the retention account and any bank accounts of the Company opened with the bank;

•
Consolidated leverage ratio: at the end of each accounting period falling between January 1, 2014 and December 31, 2015 (both inclusive), the ratio of funded debt to shareholders’ equity shall not be greater than 2.5:1.0;

•	Liquidity: it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel; and

•
Interest coverage ratio: the ratio of EBITDA to Interest Expense at the end of each accounting period falling between January 1, 2013 and December 31, 2013 (both inclusive), shall not be less than 2.0:1.0; falling between January 1, 2014 and December 31, 2014 (both inclusive), shall not be less than 3.5:1.0; and falling between January 1, 2015 and December 31, 2015 (both inclusive), shall not be less than 4.5:1.0.

NBG (fka FBB) loan agreement:

•	Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000;

•	Leverage ratio: the corporate guarantor’s leverage ratio shall not at any time exceed 55%;

•	Ratio of EBITDA to net interest expense shall not be less than 3; and

•	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter.

The covenants described above are tested annually on December 31st.